UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	October 31, 2021

Item #1. Reports to Stockholders.

INDEX	SIM U.S. Managed Accumulation Fund SIM Global Managed Accumulation Fund SIM Income Fund (collectively, the “SIM Funds”)

ANNUAL REPORT

The SIM Funds

SIM Income Fund

For the Year Ended October 31, 2021

SIM U.S. Managed Accumulation Fund

SIM Global Managed Accumulation Fund

For the Period December 29, 2020* to October 31, 2021

*Commencement of Operations

ANNUAL REPORT

3067 West Ina Road Suite 125 Tucson, AZ 85741	Bus (520) 269-4003 Fax (520) 731-9012	E-Fax (520) 505-3681 Toll Free (888) 802-0427	info@secureinvestmentmanagement.com www.secureinvestmentmanagement.com

SIM Income Fund

To Our Valued Investors,

The value of the SIM INCOME FUND CLASS Z SHARES (the “Fund”) was down for the year. We believe the performance was consistent with the Fund’s overall objective to provide yield consistent with preservation of capital through diversification and by managing credit quality and interest rate exposure.

As set forth on the attached comparison, from November 1, 2020 to October 31, 2021, investments within the Fund decreased by 2.37% and investments within the Bloomberg Barclays US Aggregate Bond Index (“the Index”) decreased by 0.48% over the same period.

The Fund continued to be focused on more conservative investments with respect to credit quality and shorter maturity time frames. This positioning, along with the Fund’s exposure to global debt securities, were the primary drivers of performance relative to the benchmark.

We anticipate the credit markets will be susceptible to rising interest rates and increasing credit spreads. This opinion is based on the current absolute level of interest rates, uncertainty around COVID-19 - its variants and government responses to outbreaks, imbalances in the financial system and massive fiscal and monetary stimulus witnessed during the last 2 years or so.

We appreciate your trust and look forward to helping you achieve your long-term financial goals.

ANNUAL REPORT

	Total Return One Year Ended 10/31/2021	Average Annual Total Return Since Inception 12/21/2018- 10/31/2021
SIM Income Fund Class Z	(2.37%)	0.02%
Bloomberg Barclays US Aggregate Bond Index	(0.48%)	5.18%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measure the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

ANNUAL REPORT

SIM Income Fund

Portfolio Composition as of October 31, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Mutual Funds:
Aggregate Bond	73.83%
Foreign Aggregate Bond	16.79%
Government Intermediate	6.69%
Money Market Funds	2.42%
99.73%

See Notes to Financial Statements

ANNUAL REPORT

SIM Income Fund

Schedule of InvestmentsOctober 31, 2021

	Shares	Fair Value
MUTUAL FUNDS – 97.31%

AGGREGATE BOND – 73.83%
DFA Investment Grade Portfolio Institutional Class	390,000	$4,524,000

FOREIGN AGGREGATE BOND – 16.79%
DFA Five-Year Global Fixed Income Portfolio Institutional Class	66,000	711,480
DFA Short-Duration Real Return Portfolio Institutional Class	30,000	317,400
		1,028,880

GOVERNMENT INTERMEDIATE – 6.69%
DFA Intermediate Government Fixed Income Portfolio Institutional Class	11,750	150,283
DFA Short-Term Government Portfolio Institutional Class	24,900	259,707
		409,990

TOTAL MUTUAL FUNDS – 97.31%		5,962,870
(Cost: $5,852,925)

MONEY MARKET FUND – 2.42%
Federated Institutional Prime Obligations Fund Institutional Class 0.02%*	148,051	148,110

TOTAL MONEY MARKET FUND – 2.42%		148,110
(Cost: $148,110)

TOTAL INVESTMENTS – 99.73%
(Cost: $6,001,035)		6,110,980
Oher assets, net of liabilities – 0.27%		16,296
NET ASSETS – 100.00%		$6,127,276

*Effective 7 day yield as of October 31, 2021

ANNUAL REPORT

3067 West Ina Road Suite 125 Tucson, AZ 85741	Bus (520) 269-4003 Fax (520) 731-9012	E-Fax (520) 505-3681 Toll Free (888) 802-0427	info@secureinvestmentmanagement.com www.secureinvestmentmanagement.com

SIM U.S. Managed Accumulation Fund

To Our Valued Investors,

The value of the SIM U.S. MANAGED ACCUMULATION FUND CLASS Z SHARES (the “Fund”) was up for the period covered by this annual report. The performance was consistent with the Fund’s overall objective to achieve long-term capital appreciation.

As set forth on the attached comparison, from December 29, 2020 (the Fund’s inception date) to October 31, 2021, investments within the Fund increased by 19.40% and investments within the Russell 1000 Index (“the Index”) increased by 23.75% over the same period.

The primary driver to performance relative to the benchmark was our exposure to companies that were selected for their high profitability. The Fund was fully invested up to mid-September 2021, when the Fund rotated towards a more defensive stance – overweighting stocks in the defensive sectors, slightly increasing cash holdings as well as increasing exposure to historically low volatility stocks.

We anticipate the equity markets will be susceptible to sharp downturns over the coming 24 months. This opinion is based on the historically high readings of valuation metrics, uncertainty around COVID-19 – its variants and government responses to outbreaks, and imbalances in the financial system that may create liquidity events.

We appreciate your trust and look forward to helping you achieve your long-term financial goals.

ANNUAL REPORT

Total Return Since Inception 12/29/2020- 10/31/2021
SIM U.S. Managed Accumulation Fund Class Z	19.40%
Russell 1000® Index	23.75%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The Russell 1000® Index consists of the largest 1000 companies in the Russell 3000® Index. This index represents the universe of large capitalization stocks from which most active money managers typically select. The index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.

ANNUAL REPORT

SIM U.S. Managed Accumulation Fund

Portfolio Composition as of October 31, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Mutual Funds:
Blend Large Cap	80.38%
Exchange Traded Funds:	9.94%
Money Market Funds	8.82%
99.14%

See Notes to Financial Statements

ANNUAL REPORT

SIM U.S. Managed Accumulation Fund

Schedule of InvestmentsOctober 31, 2021

	Shares	Fair Value
MUTUAL FUNDS – 80.38%

BLEND LARGE CAP – 80.38%
DFA U.S. Large Company Portfolio Institutional Class	74,034	$2,558,615
DFA U.S. High Relative Profitability Portfolio Institutional Class	8,637	168,508
		2,727,123

TOTAL MUTUAL FUNDS – 80.38%		2,727,123
(Cost: $2,297,059)

EXCHANGE TRADED FUNDS – 9.94%
iShares Edge MSCI Min Vol USA ETF	4,350	337,342

TOTAL EXCHANGE TRADED FUNDS – 9.94%		337,342
(Cost: $331,948)

MONEY MARKET FUND – 8.82%
Federated Institutional Prime Obligations Fund Institutional Class 0.02%*	298,940	299,060

TOTAL MARKET FUND – 8.82%		299,060
(Cost: $299,060)

TOTAL INVESTMENTS – 99.14%
(Cost: $2,928,067)		3,363,525
Other assets, net of liablities – 0.86%		29,251
NET ASSETS – 100.00%		$3,392,776

*Effective 7 day yield as of October 31, 2021

ANNUAL REPORT

3067 West Ina Road Suite 125 Tucson, AZ 85741	Bus (520) 269-4003 Fax (520) 731-9012	E-Fax (520) 505-3681 Toll Free (888) 802-0427	info@secureinvestmentmanagement.com www.secureinvestmentmanagement.com

SIM Global Managed Accumulation Fund

To Our Valued Investors,

The value of the SIM GLOBAL MANAGED ACCUMULATION FUND CLASS Z SHARES (the “Fund”) was up for the period covered by this report. The performance was consistent with the Fund’s overall objective to achieve long-term capital appreciation.

As set forth on the attached comparison, from December 29, 2020 (the Fund’s inception date) to October 31, 2021, investments within the Fund increased by 15.10% and investments within the Russell 1000 Index (“the Index”) increased by 17.82% over the same period.

The primary driver to performance relative to the benchmark was our exposure to companies that were selected for their high profitability and the overweight to foreign stocks. The Fund was fully invested up to mid-September 2021, when the Fund rotated towards a more defensive stance – overweighting stocks in the defensive sectors, slightly increasing cash holdings as well as increasing exposure to historically low volatility stocks. Further, the Fund moved to overweight U.S. market and underweight all other foreign markets – in particular China.

We anticipate the equity markets will be susceptible to sharp downturns over the coming 24 months. This opinion is based on the historically high readings of valuation metrics, uncertainty around COVID-19 - its variants and government responses to outbreaks, and imbalances in the financial system that may create liquidity events.

We appreciate your trust and look forward to helping you achieve your long-term financial goals.

ANNUAL REPORT

Total Return Since Inception 12/29/2020- 10/31/2021
SIM Global Managed Accumulation Fund Class Z	15.10%
MSCI ACWI Index	17.82%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Past performance is not predictive of future performance.

The MSCI ACWI Index is a free-float weighted equity index designed to capture large and mid cap representation across developed and emerging markets. The index covers approximately 85% of the global investable equity opportunity set. The index is not adjusted to reflect expenses that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance.

ANNUAL REPORT

SIM Global Managed Accumulation Fund

Portfolio Composition as of October 31, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Mutual Funds:
Blend Large Cap	41.14%
Foreign Blend	39.93%
Exchange Traded Funds:	9.90%
Money Market Funds	8.12%
99.09%

See Notes to Financial Statements

ANNUAL REPORT

SIM Global Managed Accumulation Fund

Schedule of InvestmentsOctober 31, 2021

	Shares	Fair Value
MUTUAL FUNDS – 81.07%

BLEND LARGE CAP – 41.14%
DFA U.S. Large Company Portfolio Institutional Class	42,782	$1,478,546

FOREIGN BLEND – 39.93%
DFA Large Cap International Portfolio Institutional Class	12,774	352,945
World Core Equity Portfolio Institutional Class	47,957	1,081,910
		1,434,855

TOTAL MUTUAL FUNDS – 81.07%		2,913,401
(Cost: $2,591,027)

EXCHANGE TRADED FUNDS – 9.90%
iShares MSCI Global Min Volume ETF	3,364	355,676

TOTAL EXCHANGE TRADED FUNDS – 9.90%		355,676
(Cost: $358,905)

MONEY MARKET FUND – 8.12%
Federated Institutional Prime Obligations Fund Institutional Class 0.02%*	291,607	291,724

TOTAL MONEY MARKET FUND – 8.12%		291,724
(Cost: $291,724)

TOTAL INVESTMENTS – 99.09%
(Cost: $3,241,656)		3,560,801
Other assets, net of liablities – 0.91%		32,821
NET ASSETS – 100.00%		$3,593,622

*Effective 7 day yield as of October 31, 2021

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See Notes to Financial Statements

ANNUAL REPORT

THE SIM FUNDS

October 31, 2021

See Notes to Financial Statements

ANNUAL REPORT

THE SIM FUNDS

Statements Of Assets And Liabilities

	SIM Income Fund	SIM U.S. Managed Accumulation Fund	SIM Global Managed Accumulation Fund
ASSETS
Investments at value* (Note 1)	$6,110,980	$3,363,525	$3,560,801
Due from advisor	15,918	27,757	30,709
Prepaid expenses	13,859	9,376	8,137
TOTAL ASSETS	6,140,757	3,400,658	3,599,647
LIABILITIES
Payable for capital stock redeemed	6,303	2,452	195
Accrued administration, transfer agent and accounting fees	5,963	2,183	2,564
Other accrued expenses	1,215	3,247	3,266
TOTAL LIABILITIES	13,481	7,882	6,025
NET ASSETS	$6,127,276	$3,392,776	$3,593,622
Net Assets Consist of:
Paid In Capital	$6,170,732	$2,938,185	$3,194,055
Distributable Earnings (Losses)	(43,456)	454,591	399,567
Net Assets	$6,127,276	$3,392,776	$3,593,622
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Class Z Shares:
Net Assets	$6,127,276	$3,392,776	$3,593,622
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	619,776	284,202	312,341
Net Asset Value, Offering and Redemption Price Per Share	$9.89	$11.94	$11.51

*Identified cost of	$6,001,035	$2,928,067	$3,241,656

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE SIM FUNDS

Statements Of Operations

THE SIM FUNDS

For the period ended October 31, 2021**

	SIM Income Fund	SIM U.S. Managed Accumulation Fund	SIM Global Managed Accumulation Fund
INVESTMENT INCOME
Dividends	$104,840	$28,911	$38,138
Interest	29	34	28
Total investment income	104,869	28,945	38,166

EXPENSES
Investment advisory fees (Note 2)	47,263	15,665	17,236
Administrative services fees	17,227	6,025	6,629
Recordkeeping and administrative services (Note 2)	45,464	16,579	18,378
Accounting fees (Note 2)	42,538	16,168	18,250
Custodian fees	4,998	4,583	4,583
Transfer agent fees (Note 2)	21,155	9,242	9,883
Professional fees	48,378	31,420	33,560
Filing and registration fees	19,000	8,000	8,500
Trustee fees	12,693	5,518	6,273
Compliance fees	10,896	4,545	5,074
Insurance fees	2,546	1,998	2,016
Shareholder reports (Note 2)	20,095	9,702	11,154
Other	13,663	5,692	6,821
Total expenses	305,916	135,137	148,357
Advisory fee waivers and reimbursed expenses (Note 2)	(186,475)	(98,987)	(108,581)
Net expenses	119,441	36,150	39,776
Net investment income (loss)	(14,572)	(7,205)	(1,610)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(2,518)	26,338	82,032
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(140,503)	435,458	319,145
Net realized and unrealized gain (loss) on investments	(143,021)	461,796	401,177

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(157,593)	$454,591	$399,567

**For the SIM Income Fund the period is the year ended October 31, 2021 and for the U.S. Managed and the Global Funds the period is December 29, 2020 to October 31, 2021.

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

THE SIM FUNDS

Statements Of Changes In Net Assets

	SIM Income Fund		SIM U.S. Managed Accumulation Fund	SIM Global Managed Accumulation Fund
	Year Ended October 31, 2021	Year ended October 31, 2020	Period December 29, 2020* to October 31, 2021	Period December 29, 2020* to October 31, 2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(14,572)	$(26,019)	$(7,205)	$(1,610)
Net realized gain (loss) on investments and distributions of short and long-term realized gains from other investment companies	(2,518)	(150,510)	26,338	82,032
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(140,503)	106,346	435,458	319,145
Increase (decrease) in net assets from operations	(157,593)	(70,183)	454,591	399,567

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class Z	—	(38,283)	—	—
Decrease in net assets from distributions	—	(38,283)	—	—

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class Z	523,272	8,145,884	3,435,237	3,837,419
Distributions reinvested
Class Z	—	38,283	—	—
Shares redeemed
Class Z	(2,624,484)	(3,940,066)	(497,052)	(643,364)
Increase (decrease) in net assets from capital stock transactions	(2,101,212)	4,244,101	2,938,185	3,194,055

NET ASSETS
Increase (decrease during period)	(2,258,805)	4,135,635	3,392,776	3,593,622
Beginning of period	8,386,081	4,250,446	—	—
End of period	$6,127,276	$8,386,081	$3,392,776	$3,593,622

*Inception date

THE SIM FUNDS

See Notes to Financial Statements

ANNUAL REPORT

SIM INCOME FUND

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout Each Period

	Class Z Shares
	Year ended October 31, 2021	Year ended October 31, 2020	Period December 21, 2018* to October 31, 2019
Net asset value, beginning of period	$10.13	$10.46	$10.00
Investment activities
Net investment income (loss)(A)	(0.02)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.22)	(0.17)	0.49
Total from investment activities	(0.24)	(0.21)	0.46
Distributions
Net investment income	—	(0.07)	—
Return of capital	—	(0.05)	—
Total distributions	—	(0.12)	—

Net asset value, end of period	$9.89	$10.13	$10.46
Total Return**	(2.37%)	(2.03%)	4.60%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	4.44%	4.12%	6.30%
Expenses net of fee waiver and reimbursements	1.73%	2.15%	2.15%
Net investment income (loss)(C)	(0.21%)	(0.39%)	(0.35%)
Portfolio turnover rate**	2.20%	68.94%	129.87%
Net assets, end of period (000’s)	$6,127	$8,386	$4,250

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

** Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

SIM U.S. MANAGED ACCUMULATION FUND

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout Each Period

Class Z Shares
Period December 29, 2020* to October 31, 2021
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(A)(B)	(0.03)
Net realized and unrealized gain (loss) on investments	1.97
Total from investment activities	1.94
Net asset value, end of period	$11.94
Total Return**	19.40%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	5.61%
Expenses net of fee waiver and reimbursements	1.50%
Net investment income (loss)(C)	(0.30%)
Portfolio turnover rate**	39.41%
Net assets, end of period (000’s)	$3,393

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

ANNUAL REPORT

SIM GLOBAL MANAGED ACCUMULATION FUND

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout Each Period

Class Z Shares
Period December 29, 2020* to October 31, 2021
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(A)	(0.01)
Net realized and unrealized gain (loss on investments)	1.52
Total from investment activities	1.51
Net asset value, end of period	$11.51
Total Return**	15.10%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	5.59%
Expenses net of fee waiver and reimbursements	1.50%
Net investment income (loss)(C)	(0.06%)
Portfolio turnover rate**	54.82%
Net assets, end of period (000’s)	$3,594

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial StatementsOctober 31, 2021

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The SIM Income Fund (“Income”), the SIM U.S. Managed Accumulation Fund (“U.S. Managed”), and the SIM Global Managed Accumulation Fund (“Global Managed”) (each a “Fund” and collectively the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Income Fund commenced operations on December 21, 2018 and the U.S. Managed and Global Managed Funds commenced operations on December 29, 2020.

The investment objectives of the Funds are as follows:

Fund	Objective
Income	to provide yield consistent with preservation of capital, while limiting volatility due to changes in interest rates.
U.S. Managed	to achieve long-term capital appreciation.
Global Managed	to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Recent Accounting Pronouncements and Regulatory updates – In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds are required to comply with Rule 18f-4 by August 19, 2022. The impact, if any, that Rule 18f-4 will have on the availability, liquidity, and performance of derivatives is unclear. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance, and increase costs related to the Fund’s use of derivatives.

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2021

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Funds must comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

Security Valuation

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s NAV per share is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1.

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2021

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Income
Mutual Funds	$5,962,870	$—	$—	$5,962,870
Money Market Funds	148,110	—	—	148,110
	$6,110,980	$—	$—	$6,110,980

U.S. Managed
Mutual Funds	$2,727,123	$—	$—	$2,727,123
Exchange Traded Funds	337,342	—	—	337,342
Money Market Funds	299,060	—	—	299,060
	$3,363,525	$—	$—	$3,363,525

Global Managed
Mutual Funds	$2,913,401	$—	$—	$2,913,401
Exchange Traded Funds	355,676	—	—	355,676
Money Market Funds	291,724	—	—	291,724
	$3,560,801	$—	$—	$3,560,801

Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2021

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate. Disbursements made in excess of cash available have been recorded as Due to Custodian in the Statements of Assets and Liabilities, if applicable.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are subject to examination by U.S. tax authorities for all tax years since inception.

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2021

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. For the period ended October 31, 2021, the following reclassifications were made:

Fund	Paid-in Capital	Total Distributable Earnings
Income	$(72,837)	$72,837

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Secure Investment Management, LLC (the “Adviser”) provides investment advisory services and receives an investment management fee equal to 0.65% of the average daily net assets of each Fund. Prior to March 1, 2021 the rate was 0.75% for the Income Fund.

For the periods ended October 31, 2021, the Adviser earned and waived management fees and reimbursed Fund expenses as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
Income	0.65%	$47,263	$47,263	$139,212
U.S. Managed	0.65%	15,665	15,665	83,322
Global Managed	0.65%	17,236	17,236	91,345
		$80,164	$80,164	$313,879

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 1.50% of the average daily net assets of each Fund. Prior to March 1, 2021 this rate was 2.15% for the Income Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. These contractual arrangements cannot be terminated prior to

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2021

February 28, 2022 without the written consent of both the Board of Trustees and the Adviser. The total amounts of recoverable reimbursements for the Funds as of October 31, 2021 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates

Fund	2022	2023	2024	Total
Income	$124,396	$130,046	$186,475	$440,917
U.S. Managed	—	—	98,987	98,987
Global Managed	—	—	108,581	108,581

The Trust, on behalf of the Funds, has entered into an Administrative Services Agreement (the “ASA”) with the Adviser. Pursuant to the ASA, each Fund will pay the Adviser 0.25% of average daily net assets on an annualized basis. For this fee, the Adviser will provide a variety of services, such as: 1) assisting customers with processing shareholder orders; 2) answering questions and handling correspondence for individual accounts; 3) meeting periodically with customers to discuss their investments in the Funds in light of the risk tolerances and assisting in the allocation of assets among the Funds; and 4) assisting the coordination and provision of services to the Funds by the Funds’ other service providers. The fees payable under the ASA are separate and distinct from the fees payable to the Adviser under the Investment Advisory Agreement. For the period ended October 31, 2021, the following administrative services fees were paid to the Adviser:

Fund	Administrative Services Fees
Income	$17,227
U.S. Managed	6,025
Global Managed	6,629
$29,881

Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the period ended October 31, 2021, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Income	$36,664	$20,823	$32,410
U.S. Managed	12,884	9,074	12,024
Global Managed	14,237	9,693	13,556
	$63,785	$39,590	$57,990

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2021

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the period ended October 31, 2021, were as follows:

Fund	Purchases	Sales
Income	$150,635	$2,516,705
U.S. Managed	3,460,672	912,588
Global Managed	4,203,169	1,395,874

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

No distributions were paid during the period December 29, 2020 (inception date) to October 31, 2021 for the U.S. Managed and Global Managed Funds. The tax character of distributions paid during the year ended October 31, 2021 and during the year ended October 31, 2020, for the Income Fund were as follows:

Income
	Year ended October 31, 2021	Year ended October 31, 2020
Distributions paid from:
Ordinary income	$—	$38,283

ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2021

As of October 31, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Income	U.S. Managed	Global Managed
Accumulated net realized loss	$(153,401)	$—	$—
Undistributed realized captial gains	—	19,133	80,422
Net unrealized appreciation (depreciation) on investments	109,945	435,458	319,145
	$(43,456)	$454,591	$399,567

As of October 31, 2021, the Income Fund had a capital loss carryforward of $153,401 of which $8,283 is considered short term and $145,118 is considered long term. The capital loss carryforward has no expiration date.

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Income	$6,001,035	$144,197	$(34,252)	$109,945
U.S. Managed	2,928,067	435,458	—	435,458
Global Managed	3,241,656	322,375	(3,230)	319,145

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

Income
Year ended October 31, 2021
Class Z
Shares sold	52,375
Shares reinvested	-
Shares redeemed	(260,362)
Net increase (decrease)	(207,987)

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THE SIM FUNDS

Notes to Financial Statements - continuedOctober 31, 2021

Income
Year ended October 31, 2020
Class Z
Shares sold	802,527
Shares reinvested	3,706
Shares redeemed	(384,872)
Net increase (decrease)	421,361

U.S. Managed
Period December 29, 2020 (inception date) to October 31, 2021
Class Z
Shares sold	329,182
Shares reinvested	-
Shares redeemed	(44,980)
Net increase (decrease)	284,202

Global Managed
Period December 29, 2020 (inception date) to October 31, 2021
Class Z
Shares sold	371,332
Shares reinvested	—
Shares redeemed	(58,991)
Net increase (decrease)	312,341

NOTE 6 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 7 – SUBSEQUENT EVENTS

Effective December 1, 2021, the Fund’s principal underwriter is Foreside Fund Services, LLC.

Management has evaluated subsequent events through the issuance of these financial statements and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

THE SIM FUNDS

Report of Independent Registered Public Accounting Firm

taitweller.com

To the Shareholders of
the SIM Funds and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SIM Income Fund, SIM U.S Managed Accumulation Fund, and SIM Global Managed Accumulation Fund (the “Funds”), each a series of The World Funds Trust (the “Trust”), including the schedules of investments, as of October 31, 2021, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2021, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting World Funds Trust	Statement of operations	Statements of changes in net assets	Financial highlights
SIM Income Fund	For the year ended October 31, 2021	For each of the two years in the period ended October 31, 2021	For each of the two years in the period ended October 31, 2021, and for the period December 21, 2018 (commencement of operations) through October 31, 2019
SIM U.S Managed Accumulation Fund, and SIM Global Managed Accumulation Fund	For the period December 29, 2020 (commencement of operations) through October 31, 2021	For the period December 29, 2020 (commencement of operations) through October 31, 2021	For the period December 29, 2020 (commencement of operations) through October 31, 2021

ANNUAL REPORT

THE SIM FUNDS

Report of Independent Registered Public Accounting Firm - continued

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 28, 2021

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and executive officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 1-800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (66) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	20	Independent Trustee for the nine series of the ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (63) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	20	Independent Trustee for the nine series of the ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (85) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 12 series of that trust; and ETF Opportunities Trust for the nine series of that trust; (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (58) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency),
Karen M. Shupe (57) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (67) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (52) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (53) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (59) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present.
Julian G. Winters (52) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Adviser as the Funds’ Liquidity Risk Management Administrator. The Adviser has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Income Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program over the 12 months ended November 30, 2020 in order to prepare a written report to the Board of Trustees for consideration at its meeting held on May 26, 2021. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

PRIVACY NOTICE

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

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World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

INVESTMENT ADVISORY AGREEMENT APPROVALS

At a meeting held on May 26, 2021 (the “May 2021 Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the approval of the continuation investment advisory agreement between SIM and the Trust (the “Advisory Agreement”), on behalf of the SIM U.S. Managed Accumulation Fund, the SIM Global Managed Accumulation Fund and the SIM Income Fund (collectively, the “SIM Funds”). The Board reflected on its prior discussions with representatives from SIM and its discussions earlier in the May 2021 Meeting regarding the Advisory Agreement. Referring to the materials that had been provided prior to the May 2021 Meeting in connection with the approval of the continuation of the Advisory Agreement, counsel to the Trust (“Counsel”) reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Advisory Agreement. The Board reviewed a memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Advisory Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by SIM; (ii) the investment performance of the SIM Funds; (iii) the costs of the services provided and profits realized by SIM from its relationship with the SIM Funds; (iv) the extent to which economies of scale would be realized if the SIM Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the SIM Funds’ investors; and (v) SIM’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the SIM Funds, such as information regarding expense limitation arrangements and the manner in which the SIM Funds are managed. The Board requested and was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support being provided to the SIM Funds and their shareholders; (ii) quarterly assessments of the investment performance of the SIM Funds; (iii) SIM’s commentary on the reasons for the SIM Funds’ performance; (iv) presentations by SIM’s management addressing the investment philosophy, investment strategy, personnel and operations being utilized in managing the SIM Funds; (v) compliance reports concerning the SIM Funds and SIM; (vi) disclosure information contained in the registration

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

statement of the Trust with respect to the SIM Funds and the Form ADV of SIM; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including, among other considerations, the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about SIM, including financial information, a description of personnel and the services provided to the SIM Funds, information on investment advice, performance, summaries of expenses for the SIM Funds, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the SIM Funds; (iii) the anticipated effect of size on the SIM Funds’ performance and expenses; and (iv) benefits realized by SIM from its relationship with the Trust and the SIM Funds. The Trustees also considered the affiliations of SIM with J.D. Mellberg Financial, an independent insurance and annuity marketing organization, and the potential compliance issues that could arise from that affiliation. Counsel noted that SIM’s response to Counsel’s request for information was submitted to the Board one day before the May 2021 Meeting. Under the circumstances, Counsel noted that the Trustees, individually and collectively, may determine in their reasonable business judgment that they require additional time to consider the responses of SIM and to evaluate further matters related to the Advisory Agreement under consideration. The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by SIM.

In this regard, the Board considered the responsibilities SIM has under the Advisory Agreement. The Board reviewed the services provided by SIM to the SIM Funds including, without limitation: its formulation of investment recommendations and assuring compliance with the SIM Funds’ investment objectives and limitations; its coordination of services for the SIM Funds among the SIM Funds’ service providers, and its efforts to promote the SIM Funds, grow their assets, and assist in the distribution of the SIM Funds’ shares. The Board considered: SIM’s staffing, personnel, and methods of operating; the education and experience of SIM’s personnel; and SIM’s compliance program,

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

policies, and procedures. The Trustees considered the measures that SIM has in place to ensure compliance with applicable laws and regulations, including specifically those governing relationships with affiliates of SIM. The Board also considered and concluded that the services provided by SIM to the SIM Funds were separate and distinct from services provided by the respective investment adviser(s) to the underlying funds in which the SIM Funds invested. After reviewing the foregoing and further information from SIM, the Trustees concluded that the quality, extent, and nature of the services provided by SIM were satisfactory and adequate for the SIM Funds.

(2)Investment performance of the SIM Funds and SIM.

The Board noted that the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund commenced operations in December 2020 and therefore have had relatively little performance returns to review and do not have returns for the one-, three- and five-year periods. The Board further noted that the SIM Income Fund commenced operations in December 2018 and therefore also has had relatively little performance returns to review and does not have returns for the three- and five-year periods. The Trustees considered that the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund each performed in-line with their benchmark indexes for the quarter ended March 31, 2021. The Board generally considered information for each SIM Fund that was as of March 31, 2021, although they took into consideration other performance information that had been provided to them for the SIM Income Fund since the previous approvals of the Advisory Agreement. In regard to the SIM Income Fund, the Board noted that its peers were relevant fixed-income focused funds with less than $500 million in assets that primarily invest in exchange-traded funds (“ETFs”) and passive funds selected by Broadridge from Morningstar’s Intermediate Core-Plus Bond, World Bond, World Bond-USD Hedged, Tactical Allocation and World Allocation categories. The Board considered that, for the 1-year periods ended March 31, 2020 and 2021, the SIM Income Fund ranked in the bottom quartile of its peer group and category and trailed its benchmark index. The Board noted that SIM, during the 2020 calendar year and the last twelve months ended March 31, 2021, has managed investment models for clients with objectives similar to those of each of the SIM Funds. The Trustees considered that the performance of the SIM Funds was generally comparable to the relevant investment model and the Trustees considered the reasons for differences, which they deemed reasonable.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

(3)The costs of the services provided and profits realized by SIM from the relationship with the SIM Funds.

In considering the costs of the services provided and profits realized by SIM from the relationship with the SIM Funds, the Board considered SIM’s staffing, personnel, and methods of operating; the financial condition of SIM and the level of commitment to the SIM Funds by its principals; the current asset levels of the SIM Funds; and the overall expenses of the SIM Funds, including the nature and frequency of advisory fee payments. The Trustees noted that the net expenses of each of the SIM Funds ranked in the bottom quartile of their respective peer groups but further noted that the SIM Funds were the smallest funds in terms of asset size in each of the peer groups, in most cases by a substantial margin. The Board considered that the SIM Funds have not yet achieved economies of scale to offset their high operational expenses and that SIM has entered into expense limitation arrangements to cap each Fund’s expenses to the benefit of Fund shareholders. The Trustees noted that the SIM Income Fund’s advisory fee was lowered from 0.75% to 0.65% and the cap on the Fund’s total expenses was lowered from 2.15% to 1.50% effective March 1, 2021 and that the Fund’s expenses should compare more favorably with its peer group once the lower advisory fee and lower expense cap have been in effect for a full year. In regard to the SIM U.S. Managed Accumulation Fund, the Board noted that its peers were relevant U.S. focused funds with less than $600 million in assets that primarily invest in ETFs and passive funds selected by Broadridge from Morningstar’s Large Growth, Large Value, Tactical Allocation and Allocation-85%+ equity categories. In regard to the SIM Global Managed Accumulation Fund, the Board noted that its peers were relevant globally focused funds with less than $800 million in assets that primarily invest in ETFs and passive funds selected by Broadridge from Morningstar’s World Allocation and Tactical Allocation categories. The Board considered that the net expense ratios of the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund were within the range of their peer groups. The Trustees also considered that each of the SIM Funds’ net advisory fees are the lowest in their respective peer groups as SIM has waived all of its advisory fees since the inception of each of the SIM Funds. In light of the services provided to the SIM Funds and the investment programs that were being made available through the SIM Funds, the Board determined that the advisory fees were within an acceptable range. The Board also noted that the SIM Funds invest substantially all of their assets in other mutual funds. In this regard, the Board concluded that the advisory fees charged under the Advisory Agreement were based on services provided that are in addition to, rather than duplicable of, the services provided under the investment management agreements of any underlying mutual funds in which

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

the SIM Funds invest. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to SIM were fair and reasonable.

(4)The extent to which economies of scale would be realized as the SIM Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the SIM Funds’ investors.

In this regard, the Board considered the SIM Funds’ fee arrangements with SIM. The Trustees determined that, although the management fees would stay the same as asset levels increased, the shareholders of the SIM Funds would benefit from the current expense limitation arrangements for the Funds. The Board noted SIM’s indications that it would continue in the future to attempt to manage the expenses of the SIM Funds so as to keep them competitive and that the advisory fee and expense cap of the SIM Income Fund were each lowered effective March 1, 2021 and that the advisory fee and expense cap for the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund were each lowered prior to their commencement of operations. Following further discussion of the SIM Funds’ expected asset levels and growth of assets, and levels of fees, the Board determined that the SIM Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangements provided potential savings or protection for the benefit of the SIM Funds’ shareholders.

(5)Possible conflicts of interest and benefits derived by SIM.

In considering SIM’s practices regarding conflicts of interest, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the SIM Funds; the fact that SIM does not utilize soft dollars; the basis of decisions to buy or sell securities for the SIM Funds; and the substance and administration of SIM’s code of ethics. The Board considered the disclosure of any potential conflicts and the procedures in place to identify, and, where appropriate to mitigate, such conflicts. The Board noted that SIM represented that it may be able to benefit by being able to offer annuity and life insurance products to shareholders. Based on the foregoing, the Board determined that SIM’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Trustees, the Board determined that the compensation payable under the Advisory Agreement was

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances and that the best interests of the SIM Funds’ shareholders were served by the renewal of the Advisory Agreement, although the Board noted that the provision of timely responses by SIM to requests for information is an opportunity for improvement and could affect future determinations on this subject matter. After further discussion, the Board determined that it was appropriate to approve the Advisory Agreement with respect to each of the SIM Funds only for a term of one quarter and to reconsider the continuation of the Advisory Agreement at the next regularly scheduled meeting of the Board.

The Board next reviewed and discussed the continuation of the Advisory Agreement, on behalf of the SIM Funds, at a meeting held on August 24, 2021 (the “August 2021 Meeting”) of the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”). The Trustees noted that at the May 2021 Meeting the Board only continued the Advisory Agreement with SIM for one quarter since SIM’s 15c response was not received in a timely manner. As a result, the Board again considered the continuation of the Advisory Agreement and noted the information they reviewed at the May 2021 Meeting. The Board reflected on its prior discussions with representatives from SIM and its discussions earlier in the August 2021 Meeting regarding the Advisory Agreement. Referring to the materials that had been provided to the Trustees in advance of the August 2021 Meeting in connection with the approval of the continuation of the Advisory Agreement, Counsel reviewed with the Board the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Advisory Agreement. The Trustees reviewed a memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Advisory Agreement. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by SIM; (ii) the investment performance of the SIM Funds; (iii) the costs of the services provided and profits realized by SIM from its relationship with the SIM Funds; (iv) the extent to which economies of scale would be realized if the SIM Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the SIM Funds’ investors; and (v) SIM’s practices regarding possible conflicts of interest.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the SIM Funds, such as information regarding expense limitation arrangements and the manner in which the SIM Funds are managed. The Board requested and was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support being provided to the SIM Funds and their shareholders; (ii) quarterly assessments of the investment performance of the SIM Funds; (iii) SIM’s commentary on the reasons for the SIM Funds’ performance; (iv) presentations by SIM’s management addressing the investment philosophy, investment strategy, personnel and operations being utilized in managing the SIM Funds; (v) compliance reports concerning the SIM Funds and SIM; (vi) disclosure information contained in the registration statement of the Trust with respect to the SIM Funds and the Form ADV of SIM; and (vii) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including, among other considerations, the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about SIM, including financial information, a description of personnel and the services provided to the SIM Funds, information on investment advice, performance, summaries of expenses for the SIM Funds, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the SIM Funds; (iii) the anticipated effect of size on the SIM Funds’ performance and expenses; and (iv) benefits realized by SIM from its relationship with the Trust and the SIM Funds. The Trustees also considered the affiliations of SIM with J.D. Mellberg Financial, an independent insurance and annuity marketing organization, and the potential compliance issues that could arise from that affiliation. Counsel observed that there was substantial similarity in SIM’s response to Counsel’s request for information when compared to the response provided by SIM at the May 2021 Meeting. The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

(1)The nature, extent, and quality of the services provided by SIM.

In this regard, the Board considered the responsibilities SIM has under the Advisory Agreement. The Board reviewed the services provided by SIM to the SIM Funds including, without limitation: its formulation of investment recommendations and assuring compliance with the SIM Funds’ investment objectives and limitations; its coordination of services for the SIM Funds among the SIM Funds’ service providers, and its efforts to promote the SIM Funds, grow their assets, and assist in the distribution of the SIM Funds’ shares. The Board considered: SIM’s staffing, personnel, and methods of operating; the education and experience of SIM’s personnel; and SIM’s compliance program, policies, and procedures. The Trustees considered the measures that SIM has in place to ensure compliance with applicable laws and regulations, including specifically those governing relationships with affiliates of SIM. The Board also considered and concluded that the services provided by SIM to the SIM Funds were separate and distinct from services provided by the respective investment adviser(s) to the underlying funds in which the SIM Funds invested. After reviewing the foregoing and further information from SIM, the Trustees concluded that the quality, extent, and nature of the services provided by SIM were satisfactory and adequate for the SIM Funds.

(2)Investment performance of the SIM Funds and SIM.

The Board noted that the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund commenced operations in December 2020 and therefore have had relatively little performance returns to review and do not have returns for the one-, three- and five-year periods. The Board further noted that the SIM Income Fund commenced operations in December 2018 and therefore also has had relatively little performance returns to review and does not have returns for the three- and five-year periods. The Board generally considered information for each SIM Fund that was as of March 31, 2021, which had been evaluated and discussed at the May 2021 Meeting, although they took into consideration other performance information that had been provided to them since the previous approvals of the Advisory Agreement. The Trustees also considered SIM’s written representation that updated comparative performance information as of June 30, 2021 prepared by Broadridge would not be materially different than the comparative performance information prepared by Broadridge as of March 31, 2021 that was presented at the May 2021 Meeting. The Trustees considered that the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund each performed in-line with their benchmark indexes for the quarter ended March 31, 2021 but underperformed relative to their benchmarks for the quarter ended June 30, 2021. In regard

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

to the SIM Income Fund, the Board noted that its peers were relevant fixed-income focused funds with less than $500 million in assets that primarily invest in exchange-traded funds (“ETFs”) and passive funds selected by Broadridge from Morningstar’s Intermediate Core-Plus Bond, World Bond, World Bond-USD Hedged, Tactical Allocation and World Allocation categories. The Board considered that, for the 1-year periods ended March 31, 2020 and 2021, the SIM Income Fund ranked in the bottom quartile of its peer group and category and trailed its benchmark index. The Board noted that SIM, during the 2020 calendar year and the last twelve months ended March 31, 2021, has managed investment models for clients with objectives similar to those of each of the SIM Funds. The Trustees considered that the performance of the SIM Funds was generally comparable to the relevant investment model and the Trustees considered the reasons for differences, which they deemed reasonable.

(3)The costs of the services provided and profits realized by SIM from the relationship with the SIM Funds.

In considering the costs of the services provided and profits realized by SIM from the relationship with the SIM Funds, the Board considered SIM’s staffing, personnel, and methods of operating; the financial condition of SIM and the level of commitment to the SIM Funds by its principals; the current asset levels of the SIM Funds; and the overall expenses of the SIM Funds, including the nature and frequency of advisory fee payments. The Trustees considered the comparative fee and expense information prepared by Broadridge as of March 31, 2021 which had been evaluated and discussed at the May 2021 Meeting. The Trustees noted that the net expenses of each of the SIM Funds ranked in the bottom quartile of their respective peer groups but further noted that the SIM Funds were the smallest funds in terms of asset size in each of the peer groups, in most cases by a substantial margin. The Board considered that the SIM Funds have not yet achieved economies of scale to offset their high operational expenses and that SIM has entered into expense limitation arrangements to cap each Fund’s expenses to the benefit of Fund shareholders. The Trustees noted that the SIM Income Fund’s advisory fee was lowered from 0.75% to 0.65% and the cap on the Fund’s total expenses was lowered from 2.15% to 1.50% effective March 1, 2021 and that the Fund’s expenses should compare more favorably with its peer group once the lower advisory fee and lower expense cap have been in effect for a full year. In regard to the SIM U.S. Managed Accumulation Fund, the Board noted that its peers were relevant U.S. focused funds with less than $600 million in assets that primarily invest in ETFs and passive funds selected by Broadridge from Morningstar’s Large Growth, Large Value, Tactical Allocation and Allocation-85%+ equity categories. In regard to the SIM Global

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Managed Accumulation Fund, the Board noted that its peers were relevant globally focused funds with less than $800 million in assets that primarily invest in ETFs and passive funds selected by Broadridge from Morningstar’s World Allocation and Tactical Allocation categories. The Board considered that the net expense ratios of the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund were within the range of their peer groups. The Trustees also considered that each of the SIM Funds’ net advisory fees are the lowest in their respective peer groups as SIM has waived all of its advisory fees since the inception of each of the SIM Funds. In light of the services provided to the SIM Funds and the investment programs that were being made available through the SIM Funds, the Board determined that the advisory fees were within an acceptable range. The Board also noted that the SIM Funds invest substantially all of their assets in other mutual funds. In this regard, the Board concluded that the advisory fees charged under the Advisory Agreement were based on services provided that are in addition to, rather than duplicable of, the services provided under the investment management agreements of any underlying mutual funds in which the SIM Funds invest. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to SIM were fair and reasonable.

(4)The extent to which economies of scale would be realized as the SIM Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the SIM Funds’ investors.

In this regard, the Board considered the SIM Funds’ fee arrangements with SIM. The Trustees determined that, although the management fees would stay the same as asset levels increased, the shareholders of the SIM Funds would benefit from the current expense limitation arrangements for the Funds. The Board noted SIM’s indications that it would continue in the future to attempt to manage the expenses of the SIM Funds so as to keep them competitive and that the advisory fee and expense cap of the SIM Income Fund were each lowered effective March 1, 2021 and that the advisory fee and expense cap for the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund were each lowered prior to their commencement of operations. Following further discussion of the SIM Funds’ expected asset levels and growth of assets, and levels of fees, the Board determined that the SIM Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangements provided potential savings or protection for the benefit of the SIM Funds’ shareholders.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

(5)Possible conflicts of interest and benefits derived by SIM.

In considering SIM’s practices regarding conflicts of interest, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the SIM Funds; the fact that SIM does not utilize soft dollars; the basis of decisions to buy or sell securities for the SIM Funds; and the substance and administration of SIM’s code of ethics. The Board considered the disclosure of any potential conflicts and the procedures in place to identify, and, where appropriate to mitigate, such conflicts. The Board noted that SIM represented that it may be able to benefit by being able to offer annuity and life insurance products to shareholders. Based on the foregoing, the Board determined that SIM’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Trustees, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances and that the best interests of the SIM Funds’ shareholders were served by the renewal of the Advisory Agreement, although the Board noted that the provision of timely responses by SIM to requests for information is an opportunity for improvement and could affect future determinations on this subject matter. After further discussion, the Board determined that it was appropriate to approve the Advisory Agreement with respect to each of the SIM Funds for a term of one year.

ANNUAL REPORT

THE SIM FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (Administrative Services) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the SIM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2021 and held for the six months ended October 31, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

THE SIM FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value (5/1/2021)	Ending Account Value (10/31/2021)	Annualized Expense Ratio	Expenses Paid During Period*
Income
Class Z Actual	$1,000.00	$ 996.98	1.50%	$7.55
Class Z Hypothetical**	$1,000.00	$1,017.50	1.50%	$7.63
U.S. Managed Accumulation Fund
Class Z Actual	$1,000.00	$1,072.78	1.50%	$7.84
Class Z Hypothetical**	$1,000.00	$1,017.50	1.50%	$7.63
Global Managed Accumulation Fund
Class Z Actual	$1,000.00	$1,049.23	1.50%	$7.75
Class Z Hypothetical**	$1,000.00	$1,017.50	1.50%	$7.63

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

THE SIM FUNDS

Important Disclosure Statements

The Funds’ prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by Foreside Financial Group, LLC.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2021 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Advisor:

Secure Investment Management, LLC
3067 W. Ina Road, Suite 125
Tucson, Arizona 85741

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St., Suite 2900
Philadelphia, Pennsylvania 19102-2529

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
1-800-673-0550 (Toll Free)

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $37,750 for 2021 and $41,000 for 2020.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and NA for 2020.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,000 for 2021 and $6,000 for 2020. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2021 and NA for 2020.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the SIM Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2021 and NA for 2020.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 4, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 4, 2022

* Print the name and title of each signing officer under his or her signature.